FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
Estimated fair values and recorded book balances

The estimated recorded book balances and fair values at December 31 follow:

			Fair Value Using
	Recorded Book Balance	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
2015
Assets
Cash and due from banks	$54,260	$54,260	$54,260	$—	$—
Interest bearing deposits	31,523	31,523	31,523	—	—
Interest bearing deposits - time	11,866	11,858	—	11,858	—
Trading securities	148	148	148	—	—
Securities available for sale	585,484	585,484	—	585,484	—
Federal Home Loan Bank and Federal
Reserve Bank Stock	15,471	NA	NA	NA	NA
Net loans and loans held for sale	1,520,346	1,472,613	—	27,866	1,444,747
Accrued interest receivable	6,565	6,565	5	1,969	4,591
Derivative financial instruments	1,238	1,238	—	1,238	—

Liabilities
Deposits with no stated maturity (1)	$1,659,743	$1,659,743	$1,659,743	$—	$—
Deposits with stated maturity (1)	426,220	423,776	—	423,776	—
Other borrowings	11,954	13,448	—	13,448	—
Subordinated debentures	35,569	23,069	—	23,069	—
Accrued interest payable	466	466	21	445	—
Derivative financial instruments	619	619	—	619	—

2014
Assets
Cash and due from banks	$48,326	$48,326	$48,326	$—	$—
Interest bearing deposits	25,690	25,690	25,690	—	—
Interest bearing deposits - time	13,561	13,585	—	13,585	—
Trading securities	203	203	203	—	—
Securities available for sale	533,178	533,178	—	533,178	—
Federal Home Loan Bank and Federal
Reserve Bank Stock	19,919	NA	NA	NA	NA
Net loans and loans held for sale	1,407,634	1,394,424	—	23,662	1,370,762
Accrued interest receivable	5,995	5,995	2	1,599	4,394
Derivative financial instruments	619	619	—	619	—

Liabilities
Deposits with no stated maturity (1)	$1,534,175	$1,534,175	$1,534,175	$—	$—
Deposits with stated maturity (1)	390,127	389,139	—	389,139	—
Other borrowings	12,470	14,560	—	14,560	—
Subordinated debentures	35,569	23,328	—	23,328	—
Accrued interest payable	380	380	21	359	—
Derivative financial instruments	366	366	—	366	—
(1)	Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $11.8 million and $13.6 million at December 31, 2015 and 2014, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $38.4 million and $40.1 million at December 31, 2015 and 2014, respectively.